BIOLOGICAL ASSETS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Biological Assets [Line Items]
Opening Balance	$ 3,195,370	$ 3,338,483
Changes in real incurred cost	160,489	174,951
Additions through acquisition	418,362	293,266
Sales	(6,335)	(9,940)
Harvest	(147,901)	(115,373)
Increases (decreases) in foreign exchange	16,007	12,603
Loss of forest due to fires	(65,005)	(13,346)
Transfers to non-current assets held for sale	(54,961)	4,938
Decrease due to loss of control in subsidiary		2,803
Other Increases (decreases)	322
Changes in fair value	(333,280)	(318,064)
Gain (losses) arising from changes in fair value minus sale costs	264,477	12,932	$ 81,986
Sales	(5,787)	(13,200)
Harvest	(322,232)	(320,810)
Loss of forest due to fires	(43,721)	(3,781)
Transfers to non-current assets held for sale	(226,017)	5,220
Decrease due to loss of control in subsidiary		1,575
Total Changes	(172,791)	(143,113)
Closing Balance	3,022,579	3,195,370	3,338,483
Biological assets Current [member]
Disclosure Of Biological Assets [Line Items]
Opening Balance	330,435	329,586
Changes in real incurred cost	(3,401)	18,600
Additions through acquisition	1,570	35
Sales	(168)	(428)
Harvest	(147,901)	(115,373)
Increases (decreases) in foreign exchange	(4,032)	(2,077)
Loss of forest due to fires	(1,652)	0
Transfers to non-current assets held for sale	(11,022)
Transfers from non-current to current	159,804	133,640
Decrease due to loss of control in subsidiary		2,803
Other Increases (decreases)	0
Changes in fair value	43,923	(17,751)
Gain (losses) arising from changes in fair value minus sale costs	0	2,345
Sales	(51)	106
Harvest	(322,232)	(320,810)
Loss of forest due to fires		0
Transfers to non-current assets held for sale	(48,148)
Transfers from non-current to current	414,354	299,498
Decrease due to loss of control in subsidiary		1,110
Total Changes	40,522	849
Closing Balance	370,957	330,435	329,586
Biological assets Non-current [member]
Disclosure Of Biological Assets [Line Items]
Opening Balance	2,864,935	3,008,897
Changes in real incurred cost	163,890	156,351
Additions through acquisition	416,792	293,231
Sales	(6,167)	(9,512)
Increases (decreases) in foreign exchange	20,039	14,680
Loss of forest due to fires	(63,353)	(13,346)
Transfers to non-current assets held for sale	(43,939)	4,938
Transfers from non-current to current	(159,804)	(133,640)
Decrease due to loss of control in subsidiary		0
Other Increases (decreases)	322
Changes in fair value	(377,203)	(300,313)
Gain (losses) arising from changes in fair value minus sale costs	264,477	10,587
Sales	(5,736)	(13,306)
Loss of forest due to fires	(43,721)	(3,781)
Transfers to non-current assets held for sale	(177,869)	5,220
Transfers from non-current to current	(414,354)	(299,498)
Decrease due to loss of control in subsidiary		465
Total Changes	(213,313)	(143,962)
Closing Balance	$ 2,651,622	$ 2,864,935	$ 3,008,897